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APPENDIX I                                                 OMB APPROVAL
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                 U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

 1. Name and address of issuer:

                            OCC ACCUMULATION TRUST

 2. Name of each series or class of securities for which this Form is filled (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/



 3. Investment Company Act File Number: 811-08512

    Securities Act File Number: 33-78944


 4.(a). Last day of fiscal year for which this Form is filed: DECEMBER 31, 1997



 4.(b). / / Check box if this Form is being filed late (i.e., more than
            90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.


 4.(c). / / Check box if this is the last time the issuer will be filing this
            Form.

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5. Calculation of registration fee:

  (i) Aggregate sale price of securities
      sold during the fiscal year pursuant
      to section 24(f):                                          $12,347,437
                                                                 ------------
 (ii) Aggregate price of securities redeemed
      or repurchased during the fiscal year:         $14,678,845

                                                      -----------
(iii) Aggregate price of securities redeemed
      or repurchased during any prior fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to
      the Commission:                                $NONE
                                                      ------------

 (iv) Total available redemption credits
      [add Items 5(ii) and 5(iii):                               $14,678,845
                                                                  ------------
  (v) Net sales--if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from
      Item 5(i)]                                                 $    0
                                                                  ------------

(vi) Redemption credits available for use in         $(2,331,408)
     future years--if Item 5(i) is less than         ------------
     Item 5(iv) [subtract Item 5(iv) from
     Item 5(i)]:

(vii) Multiplier for determining registration
      fee See Instruction C.6): approx 1/3 of 1%                   x.000295
                                                                  ------------
(vii) Registration fee due (multiply Item 5(v)
      by Item 5(Vii)] enter "0" if no fee is due):                =$   0
                                                                  ============


6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______.


7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                     +$-------

8. Total of the amount of the registration fee due plus any
   interest dure [line 5(viii) plus line 7]:                         =$=======

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


   Method of Delivery

                   / / Wire  Transfer

                   / / Mail or  other means          N/A

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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Richard L. Peteka
                             ---------------------
                             Asst. Treasurer
                             --------------------

Date 3/30/98
    -------------


  *Please print the name and title of the signing officer below the signature.